Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET [Abstract]
Finite-lived intangible assets by major class
	As of December 31, 2016
Items	Cost	Accumulated Amortization	Net Value
Copyright	$3,178	$(2,093)	$1,085
Domain names and trademarks	2,075	(1,586)	489
Computer software	1,091	(413)	678
Developed technologies	577	(380)	197
Others	173	(144)	29
Total	$7,094	$(4,616)	$2,478

	As of December 31, 2017
Items	Cost	Accumulated Amortization	Net Value
Copyright	$3,375	$(2,897)	$478
Domain names and trademarks	1,434	(1,196)	238
Computer software	1,018	(493)	525
Developed technologies	612	(525)	87
Total	$6,439	$(5,111)	$1,328

Expected amortization expense
Intangible Assets Amortization Expense
2018	$1,116
2019	183
2020	7
2021	7
2022	7
Thereafter	8
Total expected amortization expense	$1,328